Bank of America Corporate Center
100 North Tryon Street
Suite 4000
Charlotte, NC 28202-4025
+1 704 339 3100 Main
+1 704 339 3101 Fax
www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 704 339 3164 Direct
+1 704 339 3158 Fax

March 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Mutual Funds (File No. 811-07428)
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for ING Mutual Funds (“Registrant”).  This Form N-14 is being filed in connection with the reorganization of ING International Value Fund (“Acquired Fund”), a series of ING Mayflower Trust, with and into ING International Value Equity Fund (“Acquiring Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.  Please note that a delaying amendment is included on the facing page of the registration statement pursuant to Rule 473 under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704.339.3164 or Kristen Freeman at 480.477.2650.

Very truly yours,

/s/ Corey F. Rose

Corey F. Rose

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